Investments - Real Estate Investments - Additional Information (Details)	12 Months Ended
Dec. 31, 2025 Year Item Property
Real Estate [Line Items]
Remaining noncancelable lease term	14 years 9 months 18 days
Number of real estate properties vacant not subject to lease | Property	24
Term of renewal options	5 years
Option to extend	true
Maximum
Real Estate [Line Items]
Number of renewal periods at the option of the Company	4
Minimum
Real Estate [Line Items]
Typical number of renewal options | Item	1
Number of renewal periods at the option of the Company	2